Equity-Based Compensation - Summary of RSU Activity (Q1) (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of RSUs
Beginning balance (in shares)	0
RSUs granted (in shares)	4,759,375
Vested in period (in shares)	(1,952,685)
Forfeited (in shares)	0
Ending balance (in shares)	2,806,690
Weighted-Average Grant-Date Fair Value Per RSUs
Nonvested (in dollars per share)	$ 13.04	$ 0
Granted (in dollars per share)	13.04
Vested (in dollars per share)	13.04
Forfeited (in dollars per share)	$ 0